GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%	100.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Concentration percentage	33.00%	37.00%	31.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	23.00%	25.00%	18.00%
China [Member]
Revenue from External Customer [Line Items]
Concentration percentage	19.00%	18.00%	18.00%
Korea [Member]
Revenue from External Customer [Line Items]
Concentration percentage	17.00%	9.00%	21.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	8.00%	11.00%	12.00%